Disclosure of deferred tax liabilities (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net deferred tax liabilities	CAD 280,740	CAD 136,588
Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	280,000	137,000	CAD 0
Exploration and evaluation assets [Member] | Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	4,333,000	3,532,000
Convertible debentures [Member] | Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	0	1,454,000
Non-capital losses [Member] | Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	(3,916,000)	(4,004,000)
Share issuance costs [Member] | Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	(119,000)	(839,000)
Equipment [Member] | Rounded amount [Member]
Statement [Line Items]
Net deferred tax liabilities	CAD (18,000)	CAD (6,000)